Related Party Balances and Transactions - Schedule of Sales to Related Parties (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Sales to related parties		¥ 21,722	¥ 16,135
Hangzhou Yihong Advertisement Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	17,659
Hangzhou Alimama Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	2,309	273
Guangzhou Aijiuyou Informational Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[2]	1,242	2,660
Zhejiang Tmall Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	500	5,462
Shanghai Xisue Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]		5,981
Taobao (China) Software Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]		1,698
Others [Member]
Related Party Transaction [Line Items]
Sales to related parties		¥ 12	¥ 61

[1]	The sales to related parties represented mobile marketing services provided.
[2]	The sales to related parties represented mobile game revenue generated through those game operating companies.